Cover	Nov. 02, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43020
Entity Registrant Name	AGILITY ROBOTICS, INC.
Entity Central Index Key	0002074973
Entity Tax Identification Number	86-1959629
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4698 Truax Drive SE
Entity Address, City or Town	Salem
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97317
City Area Code	541
Local Phone Number	738-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AGLT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AGLTW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	640 Fifth Avenue, 14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Entity Information, Former Legal or Registered Name	Churchill Capital Corp XI